                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercer Investment Management, Inc.
Address: 99 High Street
         Boston, MA 02110

13F File Number: 028-12567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Gilbert
Title: Chief Compliance Officer
Phone: 617 747 9538

Signature, Place, and Date of Signing:


/s/ Mark Gilbert,               Boston, MA,   May 4, 2012
-----------------------------

Report Type (Check only one.):

[_]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[X]  13F COMBINATION REPORT.

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List of Other Managers Reporting for this Manager:

NAME                                            13F FILE NUMBER
----                                            ---------------
AllianceBernstein LP                            028-10562
AQR Capital Management LLC                      028-10120
Arrowstreet Capital Limited Partnership         028-10005
Atlanta Capital Management Company, LLC         028-05936
Brandywine Global Investment Management, LLC    028-02204
Delaware Management Business Trust              028-05267
Dodge & Cox                                     028-00400
Echo Point Investment Management, LLC           028-14149
Goldman Sachs Asset Management, LP              028-10981
J.P. Morgan Investment Management, Inc.         028-11937
Lazard Asset Management LLC                     028-10469
Lingohr & Partner North America, Inc.           028-14539
MacKay Shields LLC                              028-00046
Massachusetts Financial Services Co.            028-04968
Neuberger Berman Management LLC                 028-13574
NWQ Investment Management Co, LLC               028-01474
O'Shaughnessy Asset Management, LLC             028-12966
Palisade Capital Management LLC                 028-05320
Pacific Investment Management Company LLC       028-10952
River Road Asset Management, LLC                028-11487
Robeco Investment Management, Inc               028-12484
Sands Capital Management, LLC                   028-05734
Systematic Financial Management, LP             028-05015
The Boston Company Asset Management, LLC        028-00242
Tygh Capital Management, Inc.                   028-10976
Western Asset Management Company                028-10245
Westfield Capital Management Company, LP        028-10220
William Blair & Company, LLC                    028-04871
Winslow Capital Management, Inc.                028-03676

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
          COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                         VOTING AUTHORITY
                                                           VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION  MANAGER  SOLE  SHARED  NONE
---------------------------- ----------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ -----
3M CO                        COM               88579Y101      203   2,278 SH       SOLE                  2278         2278
EXXON MOBIL CORP             COM               30231G102      203   3,323 SH       SOLE                  3323
EMERSON ELEC CO              COM               291011104      207   3,961 SH       SOLE                  3961
NIKE INC                     CL B              654106103      207   1,906 SH       SOLE                  1906         1906
APACHE CORP                  COM                37411105      208   2,074 SH       SOLE                  2074
NEWS CORP                    CL A              65248E104      210  10,671 SH       SOLE                 10671        10671
UNION PAC CORP               COM               907818108      211   1,965 SH       SOLE                  1965
UNITEDHEALTH GROUP INC       COM               91324P102      214   3,638 SH       SOLE                  3638
OCCIDENTAL PETE CORP DEL     COM               674599105      220   2,308 SH       SOLE                  2308         2308
CVS CAREMARK CORPORATION     COM               126650100      222   4,945 SH       SOLE                  4945
HONEYWELL INTL INC           COM               438516106      228   3,737 SH       SOLE                  3737
SERACARE LIFE SCI NEW        COM               81747T104      230  57,868 SH       SOLE                 57868
DISNEY WALT CO               COM DISNEY        254687106      241   5,502 SH       SOLE                  5502
HOME DEPOT INC               COM               437076102      255   5,076 SH       SOLE                  5076
LOWES COS INC                COM               548661107      267   8,498 SH       SOLE                  8498
COGDELL SPENCER INC          COM               19238U107      383  90,322 SH       SOLE                 90322
UNITED RENTALS INC           COM               911363109      421   9,819 SH       SOLE                  9819
MARKET VECTORS ETF TR        GOLD MINER ETF    57060U100      500  10,092 SH       SOLE                 10092
WISDOMTREE TRUST             EMERG MKTS ETF    97717W315      616  10,700 SH       SOLE                 10700
GOODRICH CORPORATION         GOODRICH CORP     382388106      749   5,971 SH       SOLE                  5971
MOTOROLA MOBILITY HLDGS INC  COM               620097105      758  19,326 SH       SOLE                 19326        19326
CONVIO INC                   COM               21257W105      761  49,185 SH       SOLE                 49185
SOLUTIA INC NEW              COM NEW           834376501      776  27,776 SH       SOLE                 27776
ADVANCE AMER CASH ADVANCE CT COM               00739W107      786  74,942 SH       SOLE                 74942
RSC HOLDINGS INC             COM               74972L102      797  35,282 SH       SOLE                 35282        35282
ISTA PHARMACEUTICALS INC     COM NEW           45031X204      799  88,644 SH       SOLE                 88644
ENCORE BANCSHARES INC        COM               29255V201      799  39,229 SH       SOLE                 39229
TRANSCEND SERVICES INC       COM NEW           893929208      801  27,304 SH       SOLE                 27304
ABOVENET INC                 COM               00374N107      802   9,685 SH       SOLE                  9685
PEP BOYS MANNY MOE & JACK    COM               713278109      804  53,901 SH       SOLE                 53901        53901
RADVISION LTD                ORD               M81869105      804  68,699 SH       SOLE                 68699
PACIFIC CAP BANCORP NEW      COM NEW           69404P200      806  17,669 SH       SOLE                 17669        17669
NOVELLUS SYSTEMS INC         COM               670008101      812  16,265 SH       SOLE                 16265        16265
LAM RESEARCH CORP            COM               512807108      816  18,298 SH       SOLE                 18298
ISHARES TR                   S&P NA NAT RES    464287374      840  21,309 SH       SOLE                 21309
JAPAN SMALLER CAPTLZTN FD IN COM               47109U104      854 109,115 SH       SOLE                109115
SELECT SECTOR SPDR TR        SBI INT-UTILS     81369Y886    1,264  36,059 SH       SOLE                 36059
CREDIT SUISSE NASSAU BRH     ETN LKD 30MLP     22542D852    1,363  55,278 SH       SOLE                 55278        55278
UBS AG JERSEY BRH            UBS AG JERSEY BRH 902641646    1,467  43,808 SH       SOLE                 43808        43808
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF  922042858    1,906  43,847 SH       SOLE                 43847
ADAMS EXPRESS CO             COM                 6212104    2,658 242,040 SH       SOLE                242040
JPMORGAN CHASE & CO          ALERIAN ML ETN    46625H365    3,310  84,565 SH       SOLE                 84565
ISHARES INC                  MSCI CDA INDEX    464286509    3,643 128,563 SH       SOLE                128563
VANGUARD SPECIALIZED PORTFOL DIV APP ETF       921908844    3,747  63,992 SH       SOLE                 63992
                                                           38,170
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